Schedule of Investments (unaudited) July 31, 2020	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 3.4%
Tesla Inc.(a)	42,512	$60,824,469

Beverages — 2.1%
Monster Beverage Corp.(a)	482,464	37,863,775

Biotechnology — 2.0%
Vertex Pharmaceuticals Inc.(a)	132,732	36,103,104

Capital Markets — 4.2%
Moody’s Corp.	127,435	35,847,465
S&P Global Inc.	113,776	39,850,044

		75,697,509

Chemicals — 1.7%
Ecolab Inc.	168,948	31,606,792

Entertainment — 2.7%
Netflix Inc.(a)	101,961	49,846,694

Equity Real Estate Investment Trusts (REITs) — 8.3%
American Tower Corp.	148,723	38,874,705
Crown Castle International Corp.	216,448	36,081,882
Equinix Inc.	51,802	40,689,435
SBA Communications Corp.	112,389	35,013,669

		150,659,691

Health Care Equipment & Supplies — 4.5%
Edwards Lifesciences Corp.(a)	499,646	39,177,243
Intuitive Surgical Inc.(a)	63,342	43,417,140

		82,594,383

Industrial Conglomerates — 2.1%
Roper Technologies Inc.	86,910	37,584,229

Interactive Media & Services — 8.8%
Alphabet Inc., Class A(a)	29,584	44,019,513
Alphabet Inc., Class C, NVS(a)	28,835	42,761,151
Facebook Inc., Class A(a)	284,255	72,106,966

		158,887,630

Internet & Direct Marketing Retail — 6.6%
Amazon.com Inc.(a)	37,935	120,052,136

IT Services — 10.2%
Automatic Data Processing Inc.	239,797	31,871,419
Mastercard Inc., Class A	159,418	49,185,236
PayPal Holdings Inc.(a)	273,933	53,710,043
Visa Inc., Class A	266,363	50,715,515

		185,482,213

Life Sciences Tools & Services — 2.1%
Illumina Inc.(a)	100,876	38,550,772

Media — 4.0%
Charter Communications Inc., Class A(a)(b)	69,281	40,182,980
Sirius XM Holdings Inc.	5,372,269	31,588,942

		71,771,922

Security	Shares	Value

Metals & Mining — 2.3%
Newmont Corp.	615,173	$42,569,972

Personal Products — 1.9%
Estee Lauder Companies Inc. (The), Class A	177,764	35,115,501

Pharmaceuticals — 2.2%
Zoetis Inc.	263,166	39,917,019

Road & Rail — 1.6%
Uber Technologies Inc.(a)	986,415	29,848,918

Semiconductors & Semiconductor Equipment — 8.3%
Advanced Micro Devices Inc.(a)	658,329	50,974,414
NVIDIA Corp.	125,445	53,262,693
Qualcomm Inc.	437,013	46,152,943

		150,390,050

Software — 18.7%
Adobe Inc.(a)	106,656	47,389,394
Autodesk Inc.(a)	154,190	36,455,142
Intuit Inc.	127,777	39,147,039
Microsoft Corp.	630,564	129,271,926
salesforce.com Inc.(a)	234,323	45,657,836
ServiceNow Inc.(a)	93,163	40,917,190

		338,838,527

Textiles, Apparel & Luxury Goods — 2.2%
Nike Inc., Class B	401,309	39,171,771

Total Common Stocks — 99.9% (Cost: $1,244,638,099)		1,813,377,077

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	25,282,101	25,309,911
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	1,687,000	1,687,000

		26,996,911

Total Short-Term Investments — 1.5% (Cost: $26,975,777)		26,996,911

Total Investments in Securities — 101.4% (Cost: $1,271,613,876)		1,840,373,988

Other Assets, Less Liabilities — (1.4)%		(25,425,714)

Net Assets — 100.0%		$1,814,948,274

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Large-Cap Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,714,086	$—	$(8,404,196	)(a)	$6,818	$(6,797)	$25,309,911	25,282,101	$57,484	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,337,000	—	(650,000	)(a)	—	—	1,687,000	1,687,000	846		—

					$6,818	$(6,797)	$26,996,911		$58,330		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	4	09/18/20	$653	$38,101
S&P Select Sector Consumer Discretionary E-Mini Index	1	09/18/20	138	8,448
S&P Select Sector Technology E-Mini Index	5	09/18/20	555	46,958

				$93,507

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,813,377,077	$—	$—	$1,813,377,077
Money Market Funds	26,996,911	—	—	26,996,911

	$1,840,373,988	$—	$—	$1,840,373,988

Derivative financial instruments(a)
Assets
Futures Contracts	$93,507	$—	$—	$93,507

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2